Subsequent Events (Details)			1 Months Ended
	May 09, 2019	Jul. 10, 2018	Apr. 23, 2019	Apr. 23, 2019
MIGL [Member]
Subsequent Events (Textual)
Land acquisition, description		The Company entered into a binding letter of commitment with Metro Investment Group Limited, or MIGL, pursuant to which we agreed to pay MIGL an agent commission of four percent (4%) of the full purchase price, equivalent to approximately US$1,387,127, for MIGL's services provided with respect to the acquisition. The commission must be paid to MIGL no later than 90 days following payment in full of the purchase price. If there is a delay in payment, we shall be responsible for punitive liquidated damages at the rate of one tenth of one percent (0.1%) of the commission per day of delay with a maximum cap to these damages of five percent (5%). Under applicable Taiwanese law, the commission is due and payable upon signing of the letter of commitment even if the contract is cancelled for any reason and the acquisition is not completed. We have recorded the estimated commission to the cost of land and will be paying the amount no later than 90 days following full payment of the purchase price.
Subsequent [Member]
Subsequent Events (Textual)
Subsequent event, description			The Company filed a post-effective amendment No. 2 with the Securities and Exchange Commission (the "SEC") to extend the Offering to attempt to raise the remaining $16.44 million of the amount that was originally registered in the Offering, as well as a $9 million over-subscription option amount.
Subsequent [Member] | Over-allotment [Member]
Subsequent Events (Textual)
Subsequent event, description				The Company filed the post-effective amendment No. 2 with SEC on April 23, 2019 to extend the Offering, as described in Note 10, 2), to raise the remaining $16.44 million, as well as the $9 million over-allotment.
Lenders [Member] | Subsequent [Member]
Subsequent Events (Textual)
Debt instrument, description	Two of the Company's current shareholders each committed to provide to the Company a $10 million bridge loan for an aggregate principal amount of $20 million, to bridge the Company's cash flow needs prior to its obtaining a mortgage loan to be secured by certain land (the "Land") the Company intends to purchase. The Land consists of approximately 6.36 acres of undeveloped land located at the Taishui Grottoes in the Xinyi District of Keelung City, Taiwan. Aerkomm Taiwan has contracted to purchase the Land for NT$1,056,297,507, or US$34,474,462, and the Company has made deposits totaling US$33,850,000 for this acquisition. The Company expects to pay the remaining balance of the purchase price, approximately US$624,462, and to complete the purchase of the Land following its completion of the Offering. The Loans will be secured by the Land with the initial closing date of the Loans to be a date, designated by the Company, within 30 days following the date that the title for the Land is fully transferred to and vested in the Company's subsidiary, Aerkomm Taiwan. The Loans shall bear interest, non-compounding, at the Bank of America Prime Rate plus 1%, annually, calculated on the actual number of days the Loans are outstanding and based on a 365-day year and shall be due and payable upon the earlier of (1) the date of the Company's (or the Company's subsidiary, Aerkomm Taiwan) obtaining a mortgage loan secured by the Land with a principal amount of not less than $20 million and (2) one year following the initial closing date of the Loans. The Lenders also agreed to an earlier closing of up to 25% of the principal amounts of the Loans upon the Company's request prior to the time that title to the Land is vested in the Company's subsidiary, Aerkomm Taiwan, provided that the Company provides adequate evidence to the Lenders that the proceeds of such an earlier closing would be applied to pay the Company's vendors. The Company, of course, cannot provide any assurances that it will be able to raise sufficient additional finds in the Offering to complete its acquisition of the Land or to obtain a mortgage on the Land if and when it is acquired.